Components of Net Deferred Tax Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Deferred tax assets:
Investments	¥ 724,038	¥ 889,305
Allowance for loan losses	266,595	337,453
Derivative financial instruments	29,002
Trading account assets	19,842
Net operating loss carryforwards	448,926	450,016
Other	204,304	264,661
Deferred Tax Assets, Gross, Total	1,692,707	1,941,435
Valuation allowance	(443,847)	(584,665)
Deferred tax assets, net of valuation allowance	1,248,860	1,356,770
Deferred tax liabilities:
Available-for-sale securities	659,448	567,608
Prepaid pension cost and accrued pension liabilities	132,738	39,937
Undistributed earnings of subsidiaries	11,972	11,040
Premises and equipment	11,263	12,304
Derivative financial instruments		35,391
Trading account assets		11,101
Other	61,500	51,913
Deferred tax liabilities	876,921	729,294
Net deferred tax assets	¥ 371,939	¥ 627,476